Income Tax (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Start-up costs	$ 414,045	$ 116,053
Net operating loss carryforwards		34,511
Total deferred tax assets	414,045	150,564
Valuation allowance	(414,045)	(146,611)
Deferred tax liabilities:
Unrealized gain on investments	(365,381)	(3,953)
Total deferred tax liabilities	(365,381)	(3,953)
Deferred tax liabilities, net of allowance	$ (365,381)